Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Allowance for expected credit losses	$ 102	$ 13